Financial Instruments - Additional Information (Details) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 182.1			€ 222.2
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	92.3			€ 94.1
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	553.2
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	634.2		$ 686.1
Repayments of non-current borrowings	€ 6.4	$ 6.9
Interest rate	2.50%		2.50%